OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,072	$ 3,569
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,208	3,698
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(136)	(129)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	2,686	2,840
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	2,699	2,851
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(13)	(11)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	214	450
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	215	452
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(2)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	48	84
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	49	85
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	26	43
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	26	43
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	0	0
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	39	63
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	42	67
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(3)	(4)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	59	89
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	177	200
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (118)	$ (111)